SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Capital leases	$ 36	$ 25
Total property and equipment subject to depreciation	257	240
Accumulated depreciation	(79)	(61)
Land	25	25
Total property and equipment	203	204
Home office building
Property and Equipment
Property and equipment subject to depreciation, gross	$ 160	$ 159
Useful life	25 years	25 years
Furniture
Property and Equipment
Useful life	10 years	10 years
Office equipment and machines
Property and Equipment
Useful life	5 years	5 years
Computers
Property and Equipment
Useful life	4 years	4 years
Data processing equipment
Property and Equipment
Property and equipment subject to depreciation, gross	$ 39	$ 36
Other, principally furniture and equipment
Property and Equipment
Property and equipment subject to depreciation, gross	$ 22	$ 20